Significant Accounting Policies - Impairment of Long-lived Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item
Impairment of Long-lived Assets:
Impairment loss			$ 210,715
Minimum
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates	5 years	5 years
Maximum
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates	15 years	15 years
Vessels
Impairment of Long-lived Assets:
Impairment loss	$ 0	$ 0	$ 210,700
Number of vessels on which impairment loss is recorded | item			10
Vessels | Minimum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	1 year	1 year
Vessels | Maximum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	18 years	18 years